Other Financial Assets - Fixed term deposit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value	€ 5,159
Recognized fair value	518
Accrued interest income		€ 17
Fixed term deposit
Disclosure of financial assets [line items]
Notional amount	110,000	€ 20,000
Term of deposits (in months)		4 months
Expected credit loss	61	€ 30
Accrued interest income	€ 1,559
Fixed term deposit | Minimum
Disclosure of financial assets [line items]
Term of deposits (in months)	3 months
Fixed term deposit | Maximum
Disclosure of financial assets [line items]
Term of deposits (in months)	7 months
Security deposits
Disclosure of financial assets [line items]
Amount pledged as collateral for facility leases	€ 3,157	2,941
Amount of deposits pledged as collateral for deposits to suppliers.	€ 0	€ 2,530